Long-term commitments	12 Months Ended
Dec. 31, 2017
Long-term commitments
Long-term commitments

28Long-term commitments

Take or pay arrangements

The Company entered into long-term take-or-pay agreements with pulp, transportation, diesel, and chemical and natural gas suppliers effective for an average period of six years. These agreements contain termination and supply interruption clauses in the event of default of certain essential obligations. Generally, the Company purchases the minimum agreed under the agreements, hence there is no liability recorded at December 31, 2017. The contractual obligations assumed at December 31, 2017 correspond to R$ 1,326,090 per year (R$ 1,387,613 at December 31, 2016).